Fair value measurement of financial assets and liabilities -Summary of analysis of movements in level 3 assets and liabilities (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity investments
Changes in fair value measurement, assets [abstract]
Financial assets at beginning balance	$ 15	$ 26
Receivables originated to be sold	0	0
Gain/(loss) in statement of profit or loss	(7)	(11)
of which: unrealized gain/(loss)	(7)	(11)
of which: realized gain/(loss)	0	0
Receivables sold to third parties	0	0
Consumer receivables repaid	0
Financial assets at ending balance	8	15
Consumer receivables at fair value through P&L
Changes in fair value measurement, assets [abstract]
Financial assets at beginning balance	2	0
Receivables originated to be sold	17,246	3,261
Gain/(loss) in statement of profit or loss	(164)	(30)
of which: unrealized gain/(loss)	0	0
of which: realized gain/(loss)	(164)	(30)
Receivables sold to third parties	(16,684)	(3,229)
Consumer receivables repaid	0
Financial assets at ending balance	400	2
Consumer receivables at fair value through OCI
Changes in fair value measurement, assets [abstract]
Financial assets at beginning balance	0	0
Receivables originated to be sold	1,147	0
Gain/(loss) in statement of profit or loss	37	0
of which: unrealized gain/(loss)	12	0
of which: realized gain/(loss)	25	0
Receivables sold to third parties	(465)	0
Consumer receivables repaid	(333)
Financial assets at ending balance	$ 386	$ 0